SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts and transactions of Miami International Holdings, Inc. and its majority owned subsidiaries. In preparing the consolidated financial statements, all significant intercompany accounts and transactions have been eliminated.
For those consolidated subsidiaries in which the Company’s ownership is less than 100% and for which the Company has control over the assets and liabilities and the management of the entity, the outside stockholders’ interest is shown as non-controlling interest.
Basis of Presentation
These unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts and transactions of the Company and its majority owned subsidiaries. These unaudited condensed consolidated financial statements should be read in conjunction with the audited annual consolidated financial statements for the year ended December 31, 2024 included in the Company’s final prospectus for its IPO dated August 13, 2025 (the “Final Prospectus”), and filed with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended. As of September 30, 2025, there have been no material changes in the Company’s significant accounting policies from those that were disclosed in its audited annual consolidated financial statements for the year ended December 31, 2024.
In preparing the condensed consolidated financial statements, all significant intercompany accounts and transactions have been eliminated. The accompanying unaudited condensed consolidated financial statements reflect all adjustments that are, in the Company’s opinion, necessary for a fair presentation of results for the interim periods presented. The Company believes these adjustments are of a normal recurring nature.
Segment Information
Segment Information
The Company previously operated three reportable business segments prior to the quarter ended June 30, 2025. As a result of the TISE acquisition as disclosed in Note 24 - Subsequent Events which was completed on June 5, 2025, the Company formed a new International segment consisting of TISE and BSX. The three other reportable segments are Options, Equities and Futures. This change in operating segments is based on how the Company’s chief operating decision-maker organized the Company to allocate resources, assess performance, and manage its businesses. All historical segment financial information has been recast to conform to this new reporting structure in the Company’s consolidated financial statements and accompanying notes. See Note 19 - Segment Reporting for more information. Substantially all of the Company’s revenues and assets are attributed to or located in the United States.
Segment Information
The Company has four business segments: Options, Equities, Futures and International, which is reflective of how the Company’s chief operating decision-maker (“CODM”) reviews and operates the business. See Note 19 - Segment Reporting for more information. Substantially all of the Company’s revenues and assets are attributed to or located in the United States.

Change in Accounting Principle
Change in Accounting Principle
Safeguarded Customer Digital Assets and Liability for Safeguarded Customer Digital Assets
On January 30, 2025, the Securities and Exchange Commission (the “SEC”) issued Staff Accounting Bulletin (“SAB”) No. 122 (“SAB 122”). SAB 122 rescinds the previously-issued interpretative guidance included within SAB 121 with respect to accounting for obligations to safeguard digital assets that an entity holds for its customers. SAB 122 directs an entity to apply Accounting Standards Codification (“ASC”) 450-20, Loss Contingencies to determine whether an entity has a liability related to risk of loss from an obligation to safeguard digital assets for customers. The Company has adopted SAB 122 as of December 31, 2024 on a retrospective basis. As a result of the adoption of SAB 122, the Company has derecognized the safeguarded customer digital assets and liability for safeguarded customer digital assets previously recognized in the consolidated financial statements.
In accordance with GAAP, the periods presented have been retrospectively adjusted to reflect this change, with no impact on revenue, operating income (loss), net income (loss), earnings per share, or any other components of equity or net assets.
Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates are based on historical experience, and other assumptions that management believes to be reasonable under the circumstances, which together form the basis for making judgments about the carrying values of assets and liabilities.
Assumptions and estimates used in preparing the consolidated financial statements include those related to the reserve for credit losses on receivables, useful lives and impairment of fixed assets, the capitalization and estimated useful life of internally developed software, the valuation of warrants on puttable shares and the valuation of puttable common stock, the recognition and measurement of goodwill and intangible assets, impairment of long-term investments, the valuation and recognition of share-based compensation, the discount rate used for operating leases, the recognition and measurement of current and deferred income tax assets and liabilities, and the valuation of derivative assets. Actual results could differ from these estimates and could have a material adverse effect on the Company's consolidated financial statements.
Use of Estimates
The preparation of condensed consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts in the condensed consolidated financial statements and accompanying notes. These estimates are based on historical experience, and other assumptions that management believes to be reasonable under the circumstances, which together form the basis for making judgments about the carrying values of assets and liabilities.
Assumptions and estimates used in preparing the condensed consolidated financial statements include those related to the reserve for credit losses on receivables, useful lives and impairment of fixed assets, the capitalization and estimated useful life of internally developed software, the valuation of puttable common stock and puttable warrants issued with debt, the recognition and measurement of goodwill and intangible assets, impairment of long-term investments, the valuation and recognition of share-based compensation, the discount rate used for operating leases, the recognition and measurement of current and deferred income tax assets and liabilities, and the valuation of derivative assets. Actual results could differ from these estimates and could have a material adverse effect on the Company’s condensed consolidated financial statements.
Revenue Recognition	Revenue Recognition For further discussion related to revenue recognition of fees, such as transaction and clearing fees, access fees, market data fees, see Note 4 - Revenue Recognition.
Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash and amounts due from banks, interest-bearing bank balances and other highly liquid investments with original maturities of 90 days or less. The Company places its cash and cash equivalents with financial institutions and at times, cash held in bank accounts may exceed the Federal Deposit Insurance Corporation insurance limit. The Company monitors its risk of loss associated with such balances and deems the risk of loss to be remote. The carrying values of the Company’s cash and cash equivalents approximates fair value.

Cash and Securities Segregated under Federal and Other Regulations
Cash and Securities Segregated under Federal and Other Regulations
Pursuant to requirements of the Commodity Exchange Act and Commission Regulation 1.20 (“Section 1.20”) and Regulation 30.7 (“Section 30.7”), funds deposited with Dorman Trading by customers relating to futures and options on futures contracts in regulated commodities must be carried in separate accounts, which are designated as segregated customer accounts. The deposits in segregated customer accounts are maintained for the exclusive benefit of customers.

Restricted Cash
Restricted Cash
Restricted cash, which was $6.3 million as of December 31, 2024 and $7.4 million as of December 31, 2023, is restricted from withdrawal due to a contractual or regulatory requirement or not available for general use and as such is classified as restricted in the consolidated balance sheets. Restricted cash primarily includes funds held for the Company's trading and clearing businesses.

Accounts Receivable, Net
Accounts Receivable, Net
Accounts receivable are concentrated with the Company’s member firms and market data distributors and are primarily collected through the Options Clearing Corporation (“OCC”) and the National Securities Clearing Corporation (“NSCC”). Transaction and clearing fees are netted against the liquidity payments for each member firm and the balance owed from a member firm is recognized as accounts receivable, net if the amount is to be received and as accounts payable and other liabilities if the amount is owed to the member firm. Management evaluates the Company’s accounts receivables periodically and determines an appropriate allowance for uncollectible accounts receivable using an aging schedule. The aging schedule applies loss rates based on historical loss information and as deemed necessary, is adjusted for the difference in the nature of the receivables that exist at the reporting date from the historical period. In circumstances where a specific member firm’s inability to meet its financial obligations is probable, the Company records a provision for uncollectible accounts against the member firm’s receivable. Due to the short-term nature of the accounts receivable, changes in future economic conditions are not expected to have a significant impact on the expected credit losses. The accounts receivable are presented net of allowance for credit losses on the consolidated balance sheets and the associated losses are presented in other operating expenses on the consolidated statements of operations.
Clearing House Performance Bonds and Guarantee Funds
Clearing House Performance Bonds and Guarantee Funds
MIAX Futures clearing members’ cash contributions are included in clearing house performance bonds and guarantee funds in the consolidated balance sheets as both a current asset and a current liability. These balances may fluctuate over time due to changes in the amount of deposits required and whether members choose to provide cash or non-cash contributions. Non-cash contributions include U.S. Treasury Bill securities that must meet specific criteria approved by MIAX Futures. Non-cash contributions are pledged assets that are not recorded in the consolidated balance sheets as the Company does not take legal ownership of these assets and the risks and rewards remain with the clearing members.

Participant Margin Deposits
Participant Margin Deposits
Participant margin deposits represent cash and cash equivalents maintained in segregated LedgerX bank accounts that are controlled by LedgerX but are held for the benefit of customers. Customer agreements generally require that accounts and transactions be fully-collateralized, which requires that customers post sufficient cash and/or digital asset margin deposits prior to trade execution in order to satisfy the maximum potential loss on all open positions. In addition, customers may opt into a collateral netting system that allows a customer’s required collateral for a given option to be netted with the customer’s other options of the same type and term. In all cases, the Company still holds the maximum potential loss on the entire portfolio of positions. Participant margin deposits are recorded as an asset with a corresponding liability in the consolidated balance sheets.
Receivables from and Payables to Broker-Dealers, Futures Commission Merchants, and Clearing Organizations
Receivables from and Payables to Broker-Dealers, Futures Commission Merchants, and Clearing Organizations
Dorman Trading, a futures commission merchant, records receivables from broker-dealers, futures commission merchants and clearing organizations representing margin deposits, in the form of cash and securities, held at clearing organizations as well as amounts deposited with and receivables from broker-dealers and futures commission merchants, less any payables where any right of offset exists. Where amounts are owed to broker-dealers, futures commission merchants and clearing organizations, and there is no right of offset, the amount due is presented within payables to clearing organizations on the consolidated balance sheets.
Deposits held at clearing organizations pertain primarily to cash deposits made to satisfy clearing organization margin requirements on customer open futures and options on futures positions, as well as to satisfy the requirements set by clearing exchanges for clearing membership. In addition to margin, deposits with clearing organizations include guaranty deposits, which are held by clearing organizations for use in potential default situations by one or more members of the clearing organizations. The guaranty deposits may be applied to Dorman Trading’s obligations to the clearing organization or to the clearing organization’s obligations to unrelated parties.
Deposits with clearing organizations also include securities deposited with, or pledged to, clearing organizations. These securities are primarily U.S. Treasury obligations that were either pledged to Dorman Trading by its customers or represent investments of customer funds. These securities are carried at fair value with any change in fair value reflected in payables to customers for those pledged by customers, or to ‘interest income’ (included in other revenue in the consolidated statements of operations) for those securities that represent an investment of customers funds.

Receivables from and Payables to Customers
Receivables from and Payables to Customers
Receivables from customers, net includes the total of net deficits in individual exchange-traded futures and option on futures and amounts due from other services provided to Dorman Trading’s customers. Customer deficits arise from realized and unrealized trading losses on futures, options on futures and amounts due on cash and margin transactions. The receivables from customers was not material as of December 31, 2024 and 2023 and is presented within the accounts receivable, net on the consolidated balance sheets. Payables to customers consists of funds received, accrued interest payable on those funds, and the net market value of open option contracts with customers. Customer deficit accounts are reported gross of customer accounts that contain net credit or positive balances, except where a right of setoff exists. Net deficits in individual trading accounts include both secured and unsecured deficit balances due from customers.

Equity Securities Owned
Equity Securities Owned
Equity securities owned, included in other current assets in the consolidated balance sheets, represent marketable securities carried at fair value and measured on a recurring basis (see Note 15 - Fair Value). Related realized and unrealized gains and losses are recognized in current period earnings within other, net in non-operating (expense) income in the consolidated statements of operations.

Investments
Investments
The Company holds equity investments in certain non-marketable securities with no readily determinable fair values. The Company generally accounts for equity investments using the measurement alternative when it does not have a controlling interest or significant influence and when there is an absence of readily determinable fair value for the respective investment. Equity classified non-marketable securities are subject to periodic review to determine whether any events or changes in circumstances indicate that the investments may no longer qualify for the measurement alternative and require remeasurement at fair value. To the extent the measurement alternative continues to apply, the Company evaluates whether there are any impairment indicators that require an impairment adjustment. In the event of impairment, the Company recognizes a loss for the difference between the carrying amount and the estimated fair value of the equity investment.
Exchange Membership and Stock, at cost
Exchange Membership and Stock, at cost
Dorman Trading as a full-service FCM providing execution and clearing services for introducing brokers, retail customers, institutional clients and professional traders on a number of futures exchanges is required to hold certain exchange and clearing organization memberships with the respective exchange venues for such execution and clearing purposes. Exchange memberships that represent an ownership interest which must be held by Dorman Trading to conduct business in the respective venues are accounted for at cost with appropriate consideration for other-than-temporary impairment. Fair value is determined using quoted market prices and recent transactions. As of and for the years ended December 31, 2024 and 2023, no impairment was recognized. Alternatively, exchange memberships, or seats, that only represent the right to conduct business on an exchange, but not an ownership interest in the exchange, are accounted for as indefinite-lived intangible assets at cost with potential impairment determined under FASB ASC 350, Intangibles - Goodwill and Other. As of and during the years ended December 31, 2024, 2023 and 2022, there were no indicators that would suggest that the carrying values of exchange memberships that do not represent an ownership interest are impaired. These memberships are included in other assets, net on the consolidated balance sheets.

Fair Value Measurement
Fair Value Measurement
The Company accounts for certain assets and liabilities at fair value. Fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, which is the exit price.
The fair value hierarchy under GAAP prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The levels of the fair value hierarchy are as follows:
•Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
•Level 2 - Inputs that reflect quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in inactive markets and inputs other than quoted prices that are directly or indirectly observable in the marketplace.
•Level 3 - Unobservable inputs which are supported by little or no market activity.

Fixed Assets, Net
Fixed Assets, Net
Fixed assets are stated at cost, net of accumulated depreciation. Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets ranging from three to five years for furniture, equipment and software, and one to twenty five years for building and improvements. Fixed assets acquired under capital leases are depreciated over the life of the lease or the estimated useful life of the asset, whichever is shorter. Leasehold improvements are amortized over the shorter of the remaining term of the respective lease to which they relate or the remaining useful lives of the leasehold improvement. Any gain or loss on the retirement of assets is recognized currently.

Internally Developed Software, Net
Internally Developed Software, Net
The Company capitalizes costs of internally developed software incurred during the application development stage, which includes design, coding, installation and testing activities while costs incurred during the preliminary project stage are expensed as incurred in accordance with FASB ASC 350, Intangibles - Goodwill and Other. Once the software is ready for its intended use, these costs are amortized on a straight-line basis over the software’s estimated useful life, generally five years.
Impairment of Long-lived Assets
Impairment of Long-lived Assets
A review of impairment of long-lived assets is performed at least annually or when events or changes in circumstances indicate that the carrying values of the assets may not be recoverable. Impairment indicators may include, but are not limited to, a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or any other significant adverse change that would indicate that the carrying amount of an asset or group of assets may not be recoverable. Impairment losses are recorded if the asset’s carrying value is not recoverable through its undiscounted future cash flows. Impairment losses are measured based upon the difference between the carrying amount and estimated fair value of the related asset or asset group.
Goodwill and Other Intangible Assets, Net
Goodwill and Other Intangible Assets, Net
Goodwill represents the excess of purchase price over the value assigned to the net tangible and identifiable intangible assets of a business acquired. Goodwill is allocated to the Company’s reporting units based on the assignment of the fair values of each reporting unit of the acquired company. The Company tests goodwill for impairment at the reporting unit level annually on October 1st or more frequently if conditions exist that indicate that the goodwill may be impaired. The Company performed its annual goodwill impairment test for the periods presented and determined that no impairment existed.
Intangible assets, net are comprised of customer relationships, trade name, non-compete agreements, exchange licenses, and a FCM license. Intangible assets determined to have an indefinite useful life are not amortized, but tested for impairment at least annually or more frequently if events and circumstances exist that indicate that the assets carrying value may be impaired. Intangible assets that have a finite life are amortized on a straight-line basis over their estimated useful lives.
The estimated useful lives of intangible assets are as follows:

Estimated useful life
Customer relationships	3 - 15 years
Trade name	2 years
Non-compete agreements	3 years
The Company tests finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. When these indicators exist, an estimate is made of the undiscounted net future cash flows over the remaining life of such assets. If the total of the estimated cash flows is less than the carrying amount, an impairment would exist, which is measured based upon the difference between the carrying amount and the fair value of the assets.
Foreign Currency
Foreign Currency
Assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the reporting period exchange rates, while revenue and expenses are translated to U.S. dollars at prevailing rates during the year. There were no gains or losses resulting from foreign currency translations during the years ended December 31, 2024, 2023 and 2022. The financial statements of BSX are translated from Bermudan dollars into U.S. dollars. The Bermudan dollar is pegged to the U.S. dollar at a one-to-one ratio, resulting in no translation adjustments. Investment in equity securities for which the measurement alternative is elected are non-monetary assets and are remeasured at the historical exchange rate. The historical exchange rate used is as of the later of i) the acquisition date; or ii) the most recent date on which the equity security was adjusted to fair value due to observable price changes in orderly transactions for a similar investment of the same issuer, or impairment.

Business Combinations
Business Combinations
The Company uses the acquisition method of accounting for business combination transactions, and, accordingly, recognizes the fair values of assets acquired and liabilities assumed in the consolidated financial statements. Transaction costs related to the acquisition of the acquired company are expensed as incurred. The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date. The Company estimates and records acquisition date estimated fair value of contingent consideration as part of purchase price consideration for acquisitions. Estimating contingent consideration fair value incorporates assumptions regarding future operating results, discount rates, and probabilities assigned to various potential operating results scenarios.
Debt Issuance Costs
Debt Issuance Costs
Debt issuance costs incurred are capitalized as a contra-liability and amortized over the contractual term of the debt using the effective interest method. In cases where amortization expense approximates the effective interest, the cost is amortized on a straight line basis.
Warrants
Warrants
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable GAAP guidance. The assessment considers whether the warrants are freestanding financial instruments and whether they meet the definition of a liability. Warrants are considered liability classified if the warrants are mandatorily redeemable, obligate the issuer to settle the warrants or the underlying shares by paying cash or other assets, or may require settlement by issuing a variable number of shares. Liability classified warrants are required to be accounted for at fair value on the date of issuance and each subsequent reporting period, with all changes in fair value after the issuance date reflected in the change in fair value of warrants on puttable shares & puttable common stock and puttable warrants issued with debt in the consolidated statements of operations.
If the warrants do not require liability classification, in order to conclude equity classification, the Company assesses whether the warrants are indexed to the Company's common stock and whether the warrants are classified as equity under GAAP. Equity classified warrants are accounted for at fair value on the issuance date with no changes in fair value recognized after the issuance date.

Share-based Compensation
Share-based Compensation
The Company has in effect stock incentive plans under which stock options and restricted stock awards have been granted to employees, non-employees, and non-employee members of the Board of Directors. Occasionally, warrants have also been granted to employees, non-employees and non-employee members of the Board of Directors. The Company records share-based compensation expense for all share-based compensation granted based on the grant-date fair value. Management uses the assistance of a third party to determine the estimated fair value of the Company’s common stock using the Company’s earnings projections and capitalization tables.
The fair value of the options and warrants is derived using a Black-Scholes option valuation model. This model requires the input of highly subjective assumptions including the fair value of the Company's stock, the implied stock price volatility of similar public entities and the estimated life of each award. The Company estimates the expected term for stock options using the simplified method as the midpoint between the vesting date and the contractual expiration date of the award. Due to the limited trading history of the Company’s stock, the Company estimates the volatility using volatilities of a group of public companies in a comparable industry. The risk free interest rate is derived from the U.S. Treasury instruments with maturities similar to the expected term of the options. The fair value of equity-based awards granted to employees and directors is amortized over the vesting period of the award on a straight-line basis, net of any actual forfeitures.
GAAP establishes that equity-based payment transactions with non-employees shall be measured at the fair value of the equity instruments issued. When the equity instrument is utilized for measurement, the fair value of the equity instrument is estimated using the Black-Scholes option valuation model. In general, the Company recognizes expense in the same manner as if it was to pay cash for the services received instead of paying with the equity instrument.
Earnings per Share
Earnings per Share
Basic earnings per share ("EPS") is calculated by dividing the net income (loss) available to the Company's common stockholders by the weighted-average number of shares outstanding during the period.
Diluted earnings per share is calculated by dividing net income (loss) available to the Company’s common stockholders by the sum of the weighted average number of common shares outstanding plus all additional common shares that would have been outstanding if the potentially dilutive common shares had been issued. The dilutive effect is calculated using the more dilutive of the two-class or treasury stock methods.

Income Taxes
Income Taxes
Deferred taxes are recorded on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.
The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based upon the technical merits of the position. The tax benefit recognized in the consolidated financial statements from such a position is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.
The Company’s policy is to include interest and penalties related to an underpayment of income taxes, including those related to uncertain tax positions, in the income tax provision within the consolidated statements of operations.
Leases
Leases
The Company determines whether a contract is or contains a lease at contract inception. The Company recognizes right of use operating lease assets and operating lease liabilities at the lease’s commencement date based on the present value of remaining fixed lease payments over the lease term. As the rate implicit in the lease is not readily determinable in most of the Company’s leases, the Company uses its incremental borrowing rate based on the information available at a lease’s commencement date to determine the present value of lease payments. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. The operating lease asset also includes any fixed lease payments made, net of lease incentives, and incurred initial direct costs.
Operating lease expense for fixed lease payments is recognized on a straight-line basis over the lease term. Variable lease payments are expensed as incurred and may include payments for common area maintenance, property taxes and other non-fixed payments for services provided by the lessor. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company’s leases do not contain any material residual guarantees or material restrictive covenants.
Recent Accounting Pronouncements
Recent Accounting Pronouncements
Recent Accounting Pronouncements – Adopted
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). The ASU simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. The FASB reduced the number of accounting models for convertible debt and convertible preferred stock instruments and made certain disclosure amendments to improve the information provided to users. The Company adopted this new standard as of January 1, 2024 using the modified retrospective approach, which resulted in a $0.4 million decrease in additional paid-in capital, $0.2 million decrease in the opening balance of accumulated deficit, and $0.2 million increase in the outstanding debt balance.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which updates reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. The amendments are effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. The Company retrospectively adopted the ASU for the period ended December 31, 2024. The adoption of the standard did not have any material impact on the Company's consolidated financial statements. See Note 19 - Segment Reporting for additional details.
In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. The amendments are effective for the Company beginning after December 15, 2023, and are applied prospectively to business combinations that occur after the effective date. In January 2024, the Company adopted ASU 2021-08, and the adoption did not have any material impact on the Company’s consolidated financial statements.
In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions, which (1) clarifies the guidance in Topic 820 on the fair value measurement of an equity security that is subject to contractual restrictions that prohibit the sale of an equity security and (2) requires specific disclosures related to such an equity security. The amendments are effective for the Company beginning after December 15, 2023. In January 2024, the Company adopted ASU 2022-03, and the adoption had no material impact on the Company’s consolidated financial statements.
Recent Accounting Pronouncements - Not yet adopted
In December 2023, the FASB issued ASU 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 350-60”), which addresses the accounting and disclosure requirements for certain crypto assets. The amendments are effective for fiscal years beginning after December 15, 2024, including interim periods within that year, which will require the Company to measure crypto assets that meet the scope criteria at fair value and to reflect changes in fair value in net income each reporting period. The amendments in ASU 350-60 will also require the Company to present crypto assets measured at fair value separately from other intangible assets on the balance sheet and changes in the fair value measurement of crypto assets separately from changes in the carrying amounts of other intangible assets on the income statement. While ASU 350-60 provides clarity on expected changes to the accounting standards for crypto assets, the accounting standard may not resolve all uncertainties regarding how the Company accounts for crypto asset transactions, crypto assets, and related revenue and expenses. The Company is currently evaluating this ASU to determine its impact on the Company's consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which amends income tax disclosure requirements to include disaggregated information about the Company’s effective tax rate reconciliation and income taxes paid. The amendments are effective for fiscal years beginning after December 15, 2025. Early adoption is permitted. The amendments should be applied prospectively with the option to apply retrospectively to all prior periods presented in the financial statements. The adoption of the standard will not have a material impact on the Company's consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures. ASU 2024-03 amends ASC 220, Comprehensive Income to expand income statement expense disclosures and require disclosure in the notes to the financial statements of specified information about certain costs and expenses. ASU 2024-03 is required to be adopted for fiscal years commencing after December 15, 2026 and interim reporting periods beginning after December 15, 2027 with early adoption permitted. The Company expects to adopt the update for the annual financial statements issued for the year ending December 31, 2027 and is currently evaluating the impact of adopting the standard on the consolidated financial statements.
Recent Accounting Pronouncements
Recent Accounting Pronouncements – Adopted by the Company
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 350-60”), which addresses the accounting and disclosure requirements for certain crypto assets. The amendments are effective for fiscal years beginning after December 15, 2024, including interim periods within that year, which will require the Company to measure crypto assets that meet the scope criteria at fair value and to reflect changes in fair value in net income each reporting period. The amendments in ASU 350-60 will also require the Company to present crypto assets measured at fair value separately from other intangible assets on the balance sheet and changes in the fair value measurement of crypto assets separately from changes in the carrying amounts of other intangible assets on the income statement. While ASU 350-60 provides clarity on expected changes to the accounting standards for crypto assets, the accounting standard may not resolve all uncertainties regarding how the Company accounts for crypto asset transactions, crypto assets, and related revenue and expenses. The adoption of the standard did not have any material impact on the Company’s condensed consolidated financial statements.
In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). The ASU simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. The FASB reduced the number of accounting models for convertible debt and convertible preferred stock instruments and made certain disclosure amendments to improve the information provided to users. The Company adopted this new standard as of January 1, 2024 using the modified retrospective approach, which resulted in a $0.4 million decrease in additional paid-in capital, $0.2 million decrease in the opening balance of accumulated deficit, and $0.2 million increase in the outstanding debt balance.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which updates reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. The amendments are effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. The Company retrospectively adopted the ASU for the period ended December 31, 2024. The adoption of the standard did not have any material impact on the Company’s condensed consolidated financial statements. See Note 19 - Segment Reporting.
In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. The amendments are effective for the Company beginning after December 15, 2023, and are applied prospectively to business combinations that occur after the effective date. In January 2024, the Company adopted ASU 2021-08, and the adoption did not have a material impact on the Company’s condensed consolidated financial statements.
In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions, which (1) clarifies the guidance in Topic 820 on the fair value measurement of an equity security that is subject to contractual restrictions that prohibit the sale of an equity security and (2) requires specific disclosures related to such an equity security. The amendments are effective for the Company beginning after December 15, 2023. In January 2024, the Company adopted ASU 2022-03, and the adoption had no material impact on the Company’s condensed consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which amends annual     income tax disclosure requirements to include disaggregated information about the Company’s effective tax rate reconciliation and income taxes paid. For public entities, the amendments are effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The amendments should be applied prospectively with the option to apply retrospectively to all prior periods presented in the financial statements. The Company will include the necessary disclosures in its annual consolidated financial statements for the year ending December 31, 2025. ASU 2023-09 will have no impact on the Company’s financial position or results of operations. The disclosures are required on an annual basis and therefore had no impact on the Company’s interim condensed consolidated financial statements.
Recent Accounting Pronouncements - Not yet adopted by the Company
In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures. The amendments require comprehensive income to expand income statement expense disclosures and require disclosure in the notes to the financial statements of specified information about certain costs and expenses. In January 2025, the FASB issued ASU 2025-01, Income Statement—Reporting
Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date to clarify the effective date of ASU 2024-03 for public entities. ASU 2024-03 is required to be adopted for fiscal years commencing after December 15, 2026 and interim reporting periods beginning after December 15, 2027 with early adoption permitted. The Company expects to adopt the update for the annual financial statements issued for the year ending December 31, 2027 and is currently evaluating the impact of adopting the standard on the condensed consolidated financial statements.
In September 2025, the FASB issued ASU 2025-06, Targeted Improvements to the Accounting for Internal-Use Software. The accounting improvements replace the development-stage-based guidance with a principles-based “probable-to-complete” capitalization threshold and clarify disclosure requirements for capitalized internal-use software. ASU 2025-06 is effective for annual periods beginning after December 15, 2027 and for interim reporting periods within those annual periods, with early adoption permitted. The Company expects to adopt the update for the interim and annual financial statements issued for the year ending December 31, 2028 and is currently evaluating the impact of adopting the standard on the condensed consolidated financial statements.